UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-07702

The Value Line Asset Allocation Fund, Inc.

(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-907-1900

Date of fiscal year end: March 31

Date of reporting period: December 31, 2014

Item 1: Schedule of Investments.

A copy of Schedule of Investments for the period ended 12/31/14 is included with this Form.

Value Line Asset Allocation Fund, Inc.
Schedule of Investments (unaudited)

Shares		Value
COMMON STOCKS (68.0%)

	CONSUMER DISCRETIONARY (5.6%)
1,600	AutoZone, Inc. *	$990,576
13,800	BorgWarner, Inc.	758,310
29,000	Brinker International, Inc.	1,702,010
8,400	Buffalo Wild Wings, Inc. *	1,515,192
9,000	Genuine Parts Co.	959,130
6,000	Johnson Controls, Inc.	290,040
28,000	LKQ Corp. *	787,360
9,000	Luxottica Group S.p.A. ADR	490,230
6,200	O’Reilly Automotive, Inc. *	1,194,244
4,500	Pool Corp.	285,480
44,000	TJX Companies, Inc. (The)	3,017,520
20,800	VF Corp.	1,557,920
26,000	Wolverine World Wide, Inc.	766,220
		14,314,232

	CONSUMER STAPLES (7.9%)
4,200	Boston Beer Co., Inc. (The) Class A *	1,216,068
38,000	BRF S.A. ADR	887,300
3,300	British American Tobacco PLC ADR	355,806
2,000	Brown-Forman Corp. Class B	175,680
4,400	Bunge Ltd.	400,004
11,000	Casey’s General Stores, Inc.	993,520
18,800	Church & Dwight Co., Inc.	1,481,628
6,900	Coca-Cola Femsa, S.A.B. de C.V. ADR (1)	596,988
17,000	Costco Wholesale Corp.	2,409,750
25,000	CVS Health Corp.	2,407,750
9,400	Energizer Holdings, Inc.	1,208,464
53,175	Flowers Foods, Inc.	1,020,428
5,400	Fomento Economico Mexicano S.A.B. de C.V. ADR *	475,362
22,800	Hormel Foods Corp.	1,187,880
7,000	Ingredion, Inc.	593,880
4,800	J&J Snack Foods Corp.	522,096
9,400	McCormick & Co., Inc.	698,420
6,400	Nestle SA ADR	466,880
18,000	PepsiCo, Inc.	1,702,080
19,000	Reynolds American, Inc.	1,221,130
		20,021,114

	ENERGY (1.7%)
6,000	Atwood Oceanics, Inc. *	170,220
2,600	Core Laboratories N.V.	312,884
20,800	Enbridge, Inc.	1,069,328
23,000	EQT Corp.	1,741,100
11,400	FMC Technologies, Inc. *	533,976
12,000	ONEOK, Inc.	597,480
		4,424,988

	FINANCIALS (5.5%)
10,000	ACE Ltd.	1,148,800
11,200	Affiliated Managers Group, Inc. *	2,377,088
3,700	Alleghany Corp. *	1,714,950
7,400	American Tower Corp. REIT	731,490

Shares		Value
11,700	Arch Capital Group Ltd. *	$691,470
5,600	BOK Financial Corp. (1)	336,224
3,900	Enstar Group Ltd. *	596,271
1,800	FBL Financial Group, Inc. Class A	104,454
10,000	M&T Bank Corp.	1,256,200
11,400	PRA Group, Inc. *	660,402
10,000	Principal Financial Group, Inc.	519,400
9,600	Prosperity Bancshares, Inc.	531,456
18,800	RLI Corp.	928,720
7,400	Royal Bank of Canada	511,118
10,100	Signature Bank *	1,272,196
10,000	Wells Fargo & Co.	548,200
		13,928,439

	HEALTH CARE (10.0%)
3,600	Akorn, Inc. *	130,320
11,000	Alexion Pharmaceuticals, Inc. *	2,035,330
2,800	Allergan, Inc.	595,252
16,000	Becton, Dickinson & Co.	2,226,560
10,600	C.R. Bard, Inc.	1,766,172
22,200	Cerner Corp. *	1,435,452
8,800	DENTSPLY International, Inc.	468,776
8,800	Express Scripts Holding Co. *	745,096
16,500	Henry Schein, Inc. *	2,246,475
14,600	IDEXX Laboratories, Inc. *	2,164,742
13,400	Illumina, Inc. *	2,473,372
10,000	McKesson Corp.	2,075,800
24,000	Mednax, Inc. *	1,586,640
7,900	Mettler-Toledo International, Inc. *	2,389,434
10,000	Novo Nordisk A/S ADR	423,200
9,000	ResMed, Inc. (1)	504,540
18,300	Thermo Fisher Scientific, Inc.	2,292,807
		25,559,968

	INDUSTRIALS (23.3%)
14,600	Acuity Brands, Inc.	2,045,022
7,600	Advisory Board Co. (The) *	372,248
36,875	AMETEK, Inc.	1,940,731
18,800	Canadian National Railway Co.	1,295,508
9,600	Canadian Pacific Railway Ltd. (1)	1,849,824
14,400	Carlisle Companies, Inc.	1,299,456
16,000	Chicago Bridge & Iron Co. N.V.	671,680
25,700	CLARCOR, Inc.	1,712,648
11,000	Copart, Inc. *	401,390
23,400	Danaher Corp.	2,005,614
22,000	Donaldson Co., Inc.	849,860
15,000	Equifax, Inc.	1,213,050
5,300	Esterline Technologies Corp. *	581,304
12,800	Flowserve Corp.	765,824
11,800	Franklin Electric Co., Inc.	442,854
21,000	General Dynamics Corp.	2,890,020
4,000	Graco, Inc.	320,720
15,000	Healthcare Services Group, Inc.	463,950
16,187	HEICO Corp.	977,695
26,800	IDEX Corp.	2,086,112
14,200	IHS, Inc. Class A *	1,617,096
16,500	ITT Corp.	667,590
3,000	J.B. Hunt Transport Services, Inc.	252,750
14,400	Kansas City Southern	1,757,232
1

December 31, 2014

Shares		Value
20,700	Kirby Corp. *	$1,671,318
14,200	Lincoln Electric Holdings, Inc.	981,078
13,000	Middleby Corp. (The) *	1,288,300
6,000	Nordson Corp.	467,760
18,000	Parker-Hannifin Corp.	2,321,100
40,000	Republic Services, Inc.	1,610,000
34,400	Rollins, Inc.	1,138,640
16,900	Roper Industries, Inc.	2,642,315
15,000	Rush Enterprises, Inc. Class A *	480,750
6,000	Ryanair Holdings PLC ADR *	427,620
13,400	Snap-on, Inc.	1,832,316
15,000	Stericycle, Inc. *	1,966,200
22,800	Teledyne Technologies, Inc. *	2,342,472
31,200	Toro Co. (The)	1,990,872
22,200	Union Pacific Corp.	2,644,686
18,000	United Technologies Corp.	2,070,000
5,800	W.W. Grainger, Inc.	1,478,362
23,600	Wabtec Corp.	2,050,604
30,350	Waste Connections, Inc.	1,335,097
		59,219,668

	INFORMATION TECHNOLOGY (7.7%)
15,000	Accenture PLC Class A	1,339,650
10,400	Alliance Data Systems Corp. *	2,974,920
20,000	Amphenol Corp. Class A	1,076,200
18,000	ANSYS, Inc. *	1,476,000
4,200	Apple, Inc.	463,596
16,000	Automatic Data Processing, Inc.	1,333,920
11,000	Fidelity National Information Services, Inc.	684,200
25,600	Fiserv, Inc. *	1,816,832
12,200	Global Payments, Inc.	984,906
10,100	j2 Global, Inc.	626,200
18,000	MasterCard, Inc. Class A	1,550,880
7,000	Open Text Corp. (1)	407,820
31,000	Salesforce.com, Inc. *	1,838,610
9,800	Trimble Navigation Ltd. *	260,092
11,300	Ultimate Software Group, Inc. (The) *	1,659,009
10,000	WEX, Inc. *	989,200
		19,482,035

	MATERIALS (5.2%)
6,000	Airgas, Inc.	691,080
7,000	AptarGroup, Inc.	467,880
23,000	Crown Holdings, Inc. *	1,170,700
20,000	Ecolab, Inc.	2,090,400
22,000	FMC Corp.	1,254,660
15,000	Packaging Corp. of America	1,170,750
11,400	Praxair, Inc.	1,476,984
8,400	Sigma-Aldrich Corp.	1,153,068
31,000	Silgan Holdings, Inc.	1,661,600
25,000	Valspar Corp. (The)	2,162,000
		13,299,122

	TELECOMMUNICATION SERVICES (0.4%)
9,000	SBA Communications Corp. Class A *	996,840

Shares		Value

	UTILITIES (0.7%)
7,800	Cleco Corp.	$425,412
12,000	ITC Holdings Corp.	485,160
2,600	MDU Resources Group, Inc.	61,100
15,000	Questar Corp.	379,200
2,600	South Jersey Industries, Inc.	153,218
3,000	Southwest Gas Corp.	185,430
		1,689,520
	TOTAL COMMON STOCKS (Cost $114,294,347) (68.0%)	172,935,926

Principal Amount		Value
ASSET-BACKED SECURITIES (0.2%)
$101,789	Ford Credit Auto Lease Trust, Series 2013-B, Class A2B, 0.43%, 1/15/16 (2)	101,811
110,000	Ford Credit Auto Owner Trust, Series 2013-D, Class A3, 0.67%, 4/15/18	109,857
250,000	Ford Credit Auto Owner Trust/Ford Credit, Series 2014-1, Class A, 2.26%, 11/15/25 (3)	251,334

	TOTAL ASSET-BACKED SECURITIES (Cost $463,498) (0.2%)	463,002

COMMERCIAL MORTGAGE-BACKED SECURITIES (1.1%)
210,000	Banc of America Commercial Mortgage Trust, Series 2006-2, Class A4, 5.73%, 5/10/45 (2)	218,650
150,000	Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A4, 5.43%, 10/15/49	158,839
350,000	Commercial Mortgage Trust, Series 2007-GG9, Class A4, 5.44%, 3/10/39	373,337
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K710, Class A2, 1.88%, 5/25/19	249,953
200,000	FREMF Mortgage Trust, Series 2012-K711, Class B, 3.56%, 8/25/45 (2) (3)	204,376
173,908	FREMF Mortgage Trust, Series 2013-KF02, Class B, 3.17%, 12/25/45 (2) (3)	179,273
250,000	GNMA, Series 2013-12, Class B, 2.45%, 11/16/52 (2)	239,455
325,000	GS Mortgage Securities Trust, Series 2006-GG6, Class A4, 5.55%, 4/10/38 (2)	333,503
114,245	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB20, Class A1A, 5.75%, 2/12/51 (2)	124,904
350,000	LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A4, 5.37%, 9/15/39	369,993
104,000	Morgan Stanley Capital I Trust, Series 2012-C4, Class A4, 3.24%, 3/15/45	107,072

2

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
$168,013	Thornburg Mortgage Securities Trust, Series 2005-1, Class A3, 2.25%, 4/25/45 (2)	$168,751

	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $2,793,009) (1.1%)	2,728,106

CORPORATE BONDS & NOTES (9.5%)

	BASIC MATERIALS (0.3%)
200,000	ArcelorMittal, Senior Unsecured Notes, 5.00%, 2/25/17	208,000
250,000	Glencore Funding LLC, Guaranteed Notes, 4.13%, 5/30/23 (3)	243,940
200,000	LYB International Finance B.V., Guaranteed Notes, 4.00%, 7/15/23	204,588
150,000	Steel Dynamics, Inc., Guaranteed Notes, 6.13%, 8/15/19	157,500
		814,028

	COMMUNICATIONS (1.1%)
150,000	Baidu, Inc., Senior Unsecured Notes, 2.75%, 6/9/19	149,340
150,000	CBS Corp., Guaranteed Notes, 3.70%, 8/15/24	149,589
150,000	Comcast Corp., Guaranteed Notes, 6.45%, 3/15/37	199,563
100,000	Comcast Corp., Guaranteed Notes, 6.40%, 3/1/40	135,289
150,000	Cox Communications, Inc., Senior Unsecured Notes, 4.80%, 2/1/35 (3)	156,281
250,000	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Guaranteed Notes, 4.60%, 2/15/21	267,784
250,000	Expedia, Inc., Guaranteed Notes, 4.50%, 8/15/24 (1)	252,443
250,000	Motorola Solutions, Inc., Senior Unsecured Notes, 3.50%, 3/1/23	246,087
250,000	Netflix, Inc., Senior Unsecured Notes, 5.75%, 3/1/24 (3)	260,000
100,000	T-Mobile USA, Inc., Guaranteed Notes, 6.63%, 11/15/20	101,750
200,000	Telefonica Emisiones SAU, Guaranteed Notes, 5.88%, 7/15/19	227,614
250,000	Tencent Holdings, Ltd., Senior Unsecured Notes, 3.38%, 5/2/19 (3)	254,109
250,000	Time Warner, Inc., Guaranteed Notes, 3.15%, 7/15/15	253,494
137,000	Verizon Communications, Inc., Senior Unsecured Notes, 2.50%, 9/15/16	140,038
100,000	Viacom, Inc., Senior Unsecured Notes, 3.88%, 4/1/24	100,385
		2,893,766

Principal Amount		Value

	CONSUMER, CYCLICAL (0.9%)
$250,000	American Honda Finance Corp., Senior Unsecured Notes, 2.13%, 2/28/17 (3)	$254,558
200,000	CVS Health Corp., Senior Unsecured Notes, 6.60%, 3/15/19	234,225
104,000	D.R. Horton, Inc., Guaranteed Notes, 6.50%, 4/15/16	109,720
185,000	Delphi Corp., Guaranteed Notes, 6.13%, 5/15/21	201,650
100,000	L Brands, Inc., Guaranteed Notes, 6.63%, 4/1/21	112,500
150,000	Macy’s Retail Holdings, Inc., Guaranteed Notes, 4.38%, 9/1/23	161,135
150,000	Nissan Motor Acceptance Corp., Senior Unsecured Notes, 2.35%, 3/4/19 (3)	150,554
150,000	Royal Caribbean Cruises, Ltd., Senior Unsecured Notes, 5.25%, 11/15/22	157,500
100,000	Ryland Group, Inc. (The), Guaranteed Notes, 6.63%, 5/1/20	106,000
200,000	Starwood Hotels & Resorts Worldwide, Inc., Senior Unsecured Notes, 7.38%, 11/15/15	209,834
250,000	Wyndham Worldwide Corp., Senior Unsecured Notes, 3.90%, 3/1/23	246,659
250,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Senior Unsecured Notes, 7.75%, 8/15/20	266,307
		2,210,642

	CONSUMER, NON-CYCLICAL (0.9%)
150,000	Amgen, Inc., Senior Unsecured Notes, 2.13%, 5/15/17	151,968
150,000	Celgene Corp., Senior Unsecured Notes, 5.25%, 8/15/43	169,420
250,000	Constellation Brands, Inc., Guaranteed Notes, 3.75%, 5/1/21	247,500
250,000	Edwards Lifesciences Corp., Senior Unsecured Notes, 2.88%, 10/15/18	253,434
100,000	Gilead Sciences, Inc., Senior Unsecured Notes, 3.05%, 12/1/16	103,765
150,000	HJ Heinz Co., Secured Notes, 4.25%, 10/15/20	151,500
100,000	Kroger Co. (The), Senior Unsecured Notes, 2.95%, 11/1/21	99,180
350,000	Kroger Co. (The), Senior Unsecured Notes, 5.15%, 8/1/43	398,492
350,000	Mylan, Inc., Senior Unsecured Notes, 1.35%, 11/29/16	348,277
150,000	NYU Hospitals Center, Unsecured Notes, 4.78%, 7/1/44	157,772
100,000	Service Corp. International, Senior Unsecured Notes, 7.00%, 6/15/17	107,500

3

December 31, 2014

Principal Amount		Value
$150,000	Wm Wrigley Jr Co., Senior Unsecured Notes, 2.00%, 10/20/17 (3)	$151,082
		2,339,890

	ENERGY (0.4%)
150,000	Anadarko Petroleum Corp., Senior Unsecured Notes, 6.38%, 9/15/17	166,771
100,000	DCP Midstream Operating L.P., Guaranteed Notes, 2.50%, 12/1/17	99,885
300,000	Enterprise Products Operating LLC, Guaranteed Notes, 3.70%, 6/1/15	303,409
150,000	Kinder Morgan Energy Partners L.P., Senior Unsecured Notes, 2.65%, 2/1/19	147,797
50,000	Rowan Companies, Inc., Guaranteed Notes, 7.88%, 8/1/19	56,976
100,000	Spectra Energy Partners L.P., Senior Unsecured Notes, 4.75%, 3/15/24	107,192
50,000	Valero Energy Corp., Guaranteed Notes, 6.63%, 6/15/37	59,033
		941,063

	FINANCIAL (4.9%)
100,000	Aircastle Ltd., Senior Unsecured Notes, 4.63%, 12/15/18	100,500
250,000	Ally Financial, Inc., Guaranteed Notes, 4.63%, 6/26/15	251,875
100,000	Ally Financial, Inc., Senior Unsecured Notes, 3.25%, 9/29/17	100,000
250,000	American Express Co., Senior Unsecured Notes, 0.82%, 5/22/18 (2)	249,992
250,000	American International Group, Inc., Senior Unsecured Notes, 3.38%, 8/15/20	259,700
250,000	Australia & New Zealand Banking Group Ltd., Subordinated Notes, 4.50%, 3/19/24 (3)	255,205
150,000	Bancolombia S.A., Senior Unsecured Notes, 5.95%, 6/3/21	160,875
200,000	Bank of America Corp., Senior Unsecured Notes, 4.00%, 4/1/24	208,245
200,000	Bank of America Corp. MTN, Series L, Senior Unsecured Notes, 5.65%, 5/1/18	222,195
300,000	Bank of China Hong Kong Ltd., Senior Unsecured Notes, 3.75%, 11/8/16 (3)	309,831
250,000	BlackRock, Inc., Series 2, Senior Unsecured Notes, 5.00%, 12/10/19	282,645
200,000	BPCE S.A., Guaranteed Notes, 2.50%, 12/10/18	202,727
50,000	Branch Banking & Trust Co., Senior Unsecured Notes, 1.05%, 12/1/16	49,862
100,000	CIT Group, Inc., Senior Unsecured Notes, 4.25%, 8/15/17	102,000
350,000	Citigroup, Inc., Senior Unsecured Notes, 1.70%, 7/25/16	352,397
100,000	Citigroup, Inc., Subordinated Notes, 5.30%, 5/6/44	109,567
250,000	CNA Financial Corp., Senior Unsecured Notes, 3.95%, 5/15/24	252,789
250,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, Guaranteed Notes, 3.95%, 11/9/22	254,657

Principal Amount		Value
$250,000	Credit Agricole S.A., Senior Unsecured Notes, 2.13%, 4/17/18 (3)	$250,794
200,000	Digital Realty Trust L.P., Guaranteed Notes, 5.25%, 3/15/21 (1)	219,044
250,000	Discover Financial Services, Senior Unsecured Notes, 3.95%, 11/6/24	251,311
150,000	EPR Properties, Guaranteed Notes, 5.25%, 7/15/23	156,403
100,000	First Horizon National Corp., Senior Unsecured Notes, 5.38%, 12/15/15	103,530
200,000	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 1.72%, 12/6/17	197,933
250,000	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 2.38%, 1/16/18	251,449
250,000	General Electric Capital Corp. MTN, Senior Unsecured Notes, 1.00%, 8/11/15 (2)	251,043
500,000	General Electric Capital Corp. MTN, Senior Unsecured Notes, 3.35%, 10/17/16	519,938
275,000	Goldman Sachs Group, Inc. (The), Senior Unsecured Notes, 5.75%, 10/1/16	295,085
125,000	Goldman Sachs Group, Inc. (The), Subordinated Notes, 6.75%, 10/1/37	157,172
250,000	Hartford Financial Services Group, Inc. (The), Senior Unsecured Notes, 4.00%, 10/15/17	265,807
182,000	HCP, Inc., Senior Unsecured Notes, 3.15%, 8/1/22	179,057
100,000	Hospitality Properties Trust, Senior Unsecured Notes, 4.65%, 3/15/24	102,431
150,000	Host Hotels & Resorts L.P., Senior Unsecured Notes, 5.25%, 3/15/22	163,697
200,000	HSBC Holdings PLC, Senior Unsecured Notes, 4.00%, 3/30/22	212,859
250,000	International Lease Finance Corp., Senior Secured Notes, 7.13%, 9/1/18 (3)	280,000
200,000	Jefferies Group LLC, Senior Unsecured Notes, 8.50%, 7/15/19	239,660
150,000	Jefferies Group LLC, Senior Unsecured Notes, 6.25%, 1/15/36	147,416
500,000	JPMorgan Chase & Co., Senior Unsecured Notes, 3.15%, 7/5/16	513,968
250,000	Korea Development Bank (The), Senior Unsecured Notes, 4.00%, 9/9/16	260,962
50,000	Macquarie Bank Ltd., Senior Unsecured Notes, 5.00%, 2/22/17 (3)	53,330
500,000	Morgan Stanley, Subordinated Notes, 4.88%, 11/1/22	531,039
200,000	Nomura Holdings, Inc. GMTN, Senior Unsecured Notes, 2.75%, 3/19/19	202,191
250,000	PNC Bank NA, Senior Unsecured Notes, 1.30%, 10/3/16	251,237
150,000	PNC Bank NA, Subordinated Notes, 2.95%, 1/30/23	146,579
250,000	ProLogis L.P., Guaranteed Notes, 3.35%, 2/1/21	253,357
250,000	Regions Financial Corp., Senior Unsecured Notes, 2.00%, 5/15/18	247,547

4

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
$150,000	Royal Bank of Scotland Group PLC, Senior Unsecured Notes, 1.88%, 3/31/17	$149,881
150,000	Santander Holdings USA, Inc., Senior Unsecured Notes, 3.00%, 9/24/15	151,798
200,000	Standard Chartered PLC, Subordinated Notes, 5.70%, 3/26/44 (3)	208,039
250,000	Stifel Financial Corp., Senior Unsecured Notes, 4.25%, 7/18/24	251,482
150,000	Synchrony Financial, Senior Unsecured Notes, 3.00%, 8/15/19	151,641
100,000	Synchrony Financial, Senior Unsecured Notes, 3.75%, 8/15/21	102,149
100,000	US Bancorp MTN, 3.60%, 9/11/24	101,552
150,000	Wells Fargo & Co., Senior Unsecured Notes, 5.63%, 12/11/17	166,847
250,000	Wells Fargo & Co., Series M, Subordinated Notes, 3.45%, 2/13/23	253,373
150,000	Weyerhaeuser Co., Senior Unsecured Notes, 7.38%, 10/1/19	178,953
100,000	Weyerhaeuser Co., Senior Unsecured Notes, 6.95%, 10/1/27	122,627
155,000	XLIT Ltd., Guaranteed Notes, 5.75%, 10/1/21	180,057
		12,448,300

	INDUSTRIAL (0.5%)
250,000	Burlington Northern Santa Fe LLC, Senior Unsecured Notes, 3.60%, 9/1/20	262,365
100,000	Burlington Northern Santa Fe LLC, Senior Unsecured Notes, 4.45%, 3/15/43	104,474
100,000	Lafarge S.A., Senior Unsecured Notes, 6.20%, 7/9/15 (3)	102,290
234,000	Masco Corp., Senior Unsecured Notes, 6.13%, 10/3/16	248,157
250,000	Packaging Corp. of America, Senior Unsecured Notes, 3.65%, 9/15/24	246,097
100,000	Textron, Inc., Senior Unsecured Notes, 6.20%, 3/15/15	101,001
100,000	Textron, Inc., Senior Unsecured Notes, 3.88%, 3/1/25	100,176
200,000	Valmont Industries, Inc., Guaranteed Notes, 5.00%, 10/1/44	202,276
		1,366,836

	TECHNOLOGY (0.2%)
100,000	Altera Corp., Senior Unsecured Notes, 1.75%, 5/15/17	100,135
200,000	Cadence Design Systems, Inc., Senior Unsecured Notes, 4.38%, 10/15/24	203,209
100,000	Seagate HDD Cayman, Guaranteed Notes, 4.75%, 1/1/25 (3)	103,017
		406,361

	UTILITIES (0.3%)
100,000	Consumers Energy Co., 3.13%, 8/31/24	100,338

Principal Amount		Value
$100,000	Dominion Resources, Inc., Senior Unsecured Notes, 4.70%, 12/1/44	$106,418
150,000	Dominion Resources, Inc., Series C, Senior Unsecured Notes, 4.90%, 8/1/41	163,777
200,000	Exelon Generation Co. LLC, Senior Unsecured Notes, 5.20%, 10/1/19	221,004
250,000	Florida Power & Light Co., 4.95%, 6/1/35	288,398
		879,935

	TOTAL CORPORATE BONDS & NOTES (Cost $24,135,578) (9.5%)	24,300,821

FOREIGN GOVERNMENT OBLIGATIONS (0.4%)
500,000	International Bank for Reconstruction & Development, Senior Unsecured Notes, 0.50%, 4/15/16	499,625
250,000	Mexico Government International Bond, Senior Unsecured Notes, 5.13%, 1/15/20	275,625
150,000	Poland Government International Bond, Senior Unsecured Notes, 4.00%, 1/22/24	159,188

	TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $920,968) (0.4%)	934,438

LONG-TERM MUNICIPAL SECURITIES (0.6%)
185,000	California Educational Facilities Authority, Revenue Bonds, Loyola Marymount University, Series A, 2.96%, 10/1/21	190,065
200,000	City of New York, General Obligation Unlimited, Subser. D2, 2.60%, 8/1/20	202,190
200,000	East Baton Rouge Sewerage Commission, Taxable Refunding Revenue Bonds, Series A, 3.65%, 2/1/28	203,104
250,000	Illinois State, General Obligation Unlimited, 4.96%, 3/1/16	260,888
330,000	San Francisco Bay Area Rapid Transit District, Revenue Bonds, Series B, 4.09%, 7/1/32	337,362
100,000	University of Alabama, Build America Bonds, General Obligation Unlimited, Revenue Bonds, Series B, 5.20%, 10/1/30	108,184
250,000	University of Oklahoma (The), Revenue Bonds, Series B, 3.10%, 7/1/26	252,250

	TOTAL LONG-TERM MUNICIPAL SECURITIES (Cost $1,536,203) (0.6%)	1,554,043

5

December 31, 2014

Principal Amount		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (7.5%)
$500,000	FHLB, 2.88%, 9/11/20	$523,491
500,000	FHLMC, 1.00%, 7/28/17	499,813
500,000	FHLMC, 0.75%, 1/12/18	492,825
500,000	FHLMC, 1.75%, 5/30/19 (1)	502,772
22,307	FHLMC, Series 3538, Class BA, 4.50%, 10/15/27	22,456
251,678	FHLMC, Series 4151, Class PA, 2.00%, 1/15/33	249,390
431,268	FHLMC Gold PC Pool #A95174, 4.00%, 11/1/40	460,267
81,059	FHLMC Gold PC Pool #C03516, 4.00%, 9/1/40	86,534
443,945	FHLMC Gold PC Pool #C09055, 4.00%, 12/1/43	473,796
651,375	FHLMC Gold PC Pool #G05447, 4.50%, 5/1/39	705,790
93,432	FHLMC Gold PC Pool #G06927, 5.00%, 2/1/37	103,404
28,703	FHLMC Gold PC Pool #G08488, 3.50%, 4/1/42	29,897
66,352	FHLMC Gold PC Pool #J03316, 5.00%, 9/1/21	70,019
448,137	FHLMC Gold PC Pool #J13885, 3.50%, 12/1/25	473,767
278,900	FHLMC Gold PC Pool #Q05649, 4.00%, 1/1/42	297,653
372,921	FHLMC Gold PC Pool #Q05714, 4.00%, 1/1/42	397,997
226,904	FHLMC Gold PC Pool #Q23433, 4.00%, 12/1/43	242,161
500,000	FNMA, 0.38%, 12/21/15	500,116
250,234	FNMA, 4.50%, 4/1/40	271,903
48,968	FNMA, 4.50%, 7/1/40	53,211
200,809	FNMA Pool #745275, 5.00%, 2/1/36	222,222
193,498	FNMA Pool #890585, 5.00%, 3/1/39	214,029
11,575	FNMA Pool #910242, 5.00%, 3/1/37	12,779
24,433	FNMA Pool #975116, 5.00%, 5/1/38	26,974
1,239	FNMA Pool #976734, 5.00%, 3/1/38	1,368
417,220	FNMA Pool #995245, 5.00%, 1/1/39	460,624
234,359	FNMA Pool #AA7720, 4.00%, 8/1/39	250,416
535,852	FNMA Pool #AB1259, 5.00%, 7/1/40	592,185
366,299	FNMA Pool #AB1796, 3.50%, 11/1/40	382,475
228,610	FNMA Pool #AB3218, 3.50%, 7/1/31	241,195
244,467	FNMA Pool #AB5024, 3.00%, 4/1/42	247,803
364,750	FNMA Pool #AB6286, 2.50%, 9/1/27	372,366
455,720	FNMA Pool #AB8144, 5.00%, 4/1/37	503,525
243,387	FNMA Pool #AC8908, 4.50%, 1/1/40	264,493
152,274	FNMA Pool #AH3226, 5.00%, 2/1/41	169,232
83,352	FNMA Pool #AH6186, 4.00%, 2/1/41	89,063
197,573	FNMA Pool #AH7205, 4.50%, 3/1/41	214,661
238,899	FNMA Pool #AH8932, 4.50%, 4/1/41	259,611
223,459	FNMA Pool #AI1019, 4.50%, 5/1/41	242,755
325,657	FNMA Pool #AJ6932, 3.00%, 11/1/26	339,362
549,932	FNMA Pool #AJ9278, 3.50%, 12/1/41	574,452
155,673	FNMA Pool #AQ0287, 3.00%, 10/1/42	157,798
445,576	FNMA Pool #AQ3960, 3.00%, 8/1/28	463,870
410,144	FNMA Pool #AR0930, 2.50%, 1/1/28	418,449
181,171	FNMA Pool #AS0865, 2.50%, 10/1/28	184,838
441,358	FNMA Pool #AS1529, 3.00%, 1/1/29	459,284

Principal Amount		Value
$472,119	FNMA Pool #AU7025, 3.00%, 11/1/43	$478,070
215,045	FNMA Pool #AU7431, 4.50%, 11/1/43	233,368
233,736	FNMA Pool #AU8070, 3.50%, 9/1/43	243,926
196,233	FNMA Pool #AW5055, 3.50%, 7/1/44	204,972
249,976	FNMA Pool #AW9239, 4.50%, 8/1/44	271,874
199,167	FNMA Pool #AX1138, 3.50%, 9/1/44	207,849
241,190	FNMA Pool #MA3894, 4.00%, 9/1/31	260,024
252,824	FNMA REMIC Trust Series 2013-18, Class AE, 2.00%, 3/25/28	251,451
200,434	FNMA REMIC Trust Series 2013-41, Class WD, 2.00%, 11/25/42	194,085
332,807	GNMA II Pool #MA1090, 3.50%, 6/20/43	349,832
209,016	GNMA II Pool #MA1448, 3.50%, 11/20/43	219,626
226,003	GNMA II Pool #MA1520, 3.00%, 12/20/43	231,390
200,000	GNMA II Pool #MA1922, 5.00%, 5/20/44	220,904
250,000	GNMA II Pool #MA2074, 4.00%, 7/20/44	268,386
487,483	GNMA II Pool #MA2149, 4.00%, 8/20/44	523,503
98,922	GNMA II Pool #MA2224, 4.00%, 9/20/44	106,263
100,000	GNMA II Pool #MA2304, 4.00%, 10/20/44	107,438
650,000	GNMA II Pool #MA2445, 3.50%, 12/20/44	683,327
186,947	GNMA Pool #650494, 5.50%, 1/15/36	209,700

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $18,862,041) (7.5%)	19,089,079

U.S. TREASURY OBLIGATIONS (5.1%)

	U.S. TREASURY NOTES & BONDS (5.1%)
150,000	U.S. Treasury Bonds, 5.25%, 11/15/28	201,105
350,000	U.S. Treasury Bonds, 5.38%, 2/15/31	487,840
550,000	U.S. Treasury Bonds, 4.63%, 2/15/40	747,656
100,000	U.S. Treasury Bonds, 4.38%, 5/15/40	131,461
200,000	U.S. Treasury Bonds, 3.75%, 8/15/41	241,047
100,000	U.S. Treasury Bonds, 2.88%, 5/15/43	102,281
250,000	U.S. Treasury Bonds, 3.63%, 8/15/43	294,004
100,000	U.S. Treasury Bonds, 3.63%, 2/15/44	117,680
200,000	U.S. Treasury Bonds, 3.38%, 5/15/44	225,156
300,000	U.S. Treasury Bonds, 3.13%, 8/15/44	322,969
100,000	U.S. Treasury Bonds, 3.00%, 11/15/44	105,094
150,000	U.S. Treasury Notes, 0.25%, 2/15/15	150,029
100,000	U.S. Treasury Notes, 1.88%, 6/30/15	100,859
1,000,000	U.S. Treasury Notes, 0.25%, 10/31/15	999,922
100,000	U.S. Treasury Notes, 1.75%, 5/31/16	101,820
1,350,000	U.S. Treasury Notes, 1.50%, 6/30/16	1,370,355
250,000	U.S. Treasury Notes, 0.50%, 8/31/16	249,902
600,000	U.S. Treasury Notes, 1.00%, 9/30/16	604,406
300,000	U.S. Treasury Notes, 0.38%, 10/31/16	298,758
350,000	U.S. Treasury Notes, 0.50%, 11/30/16 (1)	349,125
250,000	U.S. Treasury Notes, 0.88%, 10/15/17	249,043
350,000	U.S. Treasury Notes, 1.88%, 10/31/17	358,231
350,000	U.S. Treasury Notes, 0.63%, 11/30/17	345,516
500,000	U.S. Treasury Notes, 0.75%, 12/31/17	494,727
1,450,000	U.S. Treasury Notes, 1.38%, 9/30/18	1,448,640
450,000	U.S. Treasury Notes, 1.38%, 12/31/18	448,242
150,000	U.S. Treasury Notes, 1.38%, 1/31/20	147,926
500,000	U.S. Treasury Notes, 1.13%, 3/31/20	485,703

6

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
$150,000	U.S. Treasury Notes, 2.00%, 7/31/20	$151,875
200,000	U.S. Treasury Notes, 2.25%, 4/30/21	204,109
200,000	U.S. Treasury Notes, 2.00%, 10/31/21	200,516
300,000	U.S. Treasury Notes, 2.00%, 2/15/22	300,750
250,000	U.S. Treasury Notes, 2.50%, 8/15/23	258,027
600,000	U.S. Treasury Notes, 2.38%, 8/15/24	611,110

	TOTAL U.S. TREASURY OBLIGATIONS (Cost $12,772,590) (5.1%)	12,905,884

Shares		Value
SHORT-TERM INVESTMENTS (9.2%)

	MONEY MARKET FUNDS (9.2%)
18,782,634	State Street Institutional Liquid Reserves Fund	18,782,634
4,685,559	State Street Navigator Securities Lending Prime Portfolio (4)	4,685,559

	TOTAL SHORT-TERM INVESTMENTS (Cost $23,468,193) (9.2%)	23,468,193

	TOTAL INVESTMENT SECURITIES (Cost $199,246,427) (101.6%)	$258,379,492

EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (-1.6%)		(4,126,294)
NET ASSETS (5) (100%)		$254,253,198
NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($254,253,198 ÷ 9,007,672 shares outstanding)		$28.23

*	Non-income producing.
(1)	A portion or all of the security was held on loan. As of December 31, 2014, the market value of the securities on loan was $4,558,016.
(2)	The rate shown on floating rate securities is the rate at the end of the reporting period.
(3)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
(4)
Securities with an aggregate market value of $4,558,016 were out on loan in exchange for $4,685,559 of cash collateral as of December 31, 2014. The collateral was invested in a cash collateral investment vehicle.

(5)
For federal income tax purposes, the aggregate cost was $199,246,427, aggregate gross unrealized appreciation was $60,284,228, aggregate gross unrealized depreciation was $1,151,163 and the net unrealized appreciation was $59,133,065.

ADR	American Depositary Receipt.
FHLB	Federal Home Loan Bank.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association.
GMTN	Global Medium Term Note.
GNMA	Government National Mortgage Association.
MTN	Medium Term Note.
REIT	Real Estate Investment Trust.

7

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

●	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
●	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
●	Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s investments in securities as of December 31, 2014:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$172,935,926	$-	$-	$172,935,926
Asset-Backed Securities	-	463,002	-	463,002
Commercial Mortgage-Backed Securities	-	2,728,106	-	2,728,106
Corporate Bonds & Notes	-	24,300,821	-	24,300,821
Foreign Government Obligations	-	934,438	-	934,438
Long-Term Municipal Securities	-	1,554,043	-	1,554,043
U.S. Government Agency Obligations	-	19,089,079	-	19,089,079
U.S. Treasury Obligations	-	12,905,884	-	12,905,884
Short-Term Investments	23,468,193	-	-	23,468,193

Total Investments in Securities	$196,404,119	$61,975,373	$-	$258,379,492

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

For the period ended December 31, 2014, there were no transfers between Level 1, Level 2, and Level 3 assets.

The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period (e.g. greater than 1%). An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

For the period ended December 31, 2014, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Fund’s investments by category.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)	The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:

(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	February 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	February 25, 2015